Stockholders’ Equity (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	May 31, 2026	May 31, 2025	May 31, 2024	May 31, 2023
Stockholders’ Equity [Line Items]
Stock-based compensation expense		$ 20,418		$ 24,312	$ 194,846
Unrecognized stock-based compensation expense related to options	$ 0			0
Unrecognised stock based compensation non vested	1,093,712			1,093,712
Weighted average grant date fair value (in Dollars per share)			$ 652,080		$ 7
Discount on note payable	$ 12,694	$ 24,970		34,692	$ 35,063
Number of shares issued for convertible debt (in Shares)					29,336
Exercisable price (in Dollars per share)	$ 1.8	$ 5.87
Cash contribution	$ 250,000	$ 200,000		$ 300,000	$ 200,000
Debt conversion converted value					$ 5.87
Shares issued for vested (in Shares)					246,000
Outstanding stock options (in Shares)					140,000
Restricted stock units (in Shares)						132,000
Terminated outstanding restricted stock shares (in Shares)				44,000
Unrecognized stock-based compensation expense related to restricted stock units				$ 652,080
Founder One [Member]
Stockholders’ Equity [Line Items]
Cash contribution				$ 250,000
Shares issued (in Shares)				2,200,000
Founder Two [Member]
Stockholders’ Equity [Line Items]
Shares issued (in Shares)				2,000,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Number of shares issued for convertible debt (in Shares)		29,336
2024 Stock Option Plan [Member]
Stockholders’ Equity [Line Items]
Options issuable (in Shares)				600,000
Shares avaliable for grant increase percentage				2.00%
Research and Development Expense [Member]
Stockholders’ Equity [Line Items]
Stock-based compensation expense	$ 0				$ 182,912
General and Administrative Expense [Member]
Stockholders’ Equity [Line Items]
Stock-based compensation expense					$ 11,934
Maximum [Member]
Stockholders’ Equity [Line Items]
Stock options exercise price (in Dollars per share)					$ 7.01
Minimum [Member]
Stockholders’ Equity [Line Items]
Stock options exercise price (in Dollars per share)					$ 0.01